Fair Value Measurements (Tables)	12 Months Ended
Jul. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities by Level
We measure and report our cash equivalents, restricted cash and convertible preferred stock warrant liability at fair value. The following table sets forth the fair value of our financial assets and liabilities by level within the fair value hierarchy (in thousands):

	As of July 31, 2011
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$1,938	$—	$—	$1,938
Restricted cash	732	—	—	732
Total financial assets	$2,670	$—	$—	$2,670

Financial Liability
Convertible preferred stock warrant liability	$—	$—	$398	$398

Schedule of the Change in the Fair Value of Level 3 Financial Liabilities
The following table sets forth a summary of the changes in the fair value of our Level III financial liabilities (in thousands):

	Year Ended July 31,
	2011	2012
Fair value of convertible preferred stock warrant liability, beginning of year	$265	$398
Change in fair value recorded in "Other expense, net"	133	391
Convertible preferred stock warrants reclassified to additional paid-in capital (see Note 11)	—	(789)
Fair value of convertible preferred stock warrant liability, end of year	$398	$—